Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Inventories

Inventories are stated at average cost using the first-in, first-out (FIFO) valuation method. Inventory was comprised of the following at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Finished goods	$76,570	$101,110

Schedule of Expenses of Slotting Fees and Sales Discount Accounted for Direct Revenue Reduction

Expenses such as slotting fees and sales discounts are accounted for as a direct reduction of revenues as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Gross Sales	4,948,254	$3,843,066
Less: Slotting, Discounts, Allowances	365,409	109,004
Net Sales	$4,582,845	$3,734,062

Schedule of Common Stock Equivalents

The Company had the following potential common stock equivalents at December 31, 2012:

Common stock warrants, exercise price of $1.00	505,400
Common stock options, exercise price of $1.00	223,404
Total common stock equivalents	728,804